Provisions (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Provisions
Non-current portion of provisions	€ 10,012	€ 11,811
Lease contract termination costs [Member]
Provisions
Beginning Balance	14,061	15,198
Utilization of the provision	(2,452)	(2,576)
Unwinding of discount	421	305
Effect of exchange rates	308	1,134
Ending Balance	12,338	14,061
Non-current portion of provisions	€ 10,012	€ 11,811